Average Annual Total Returns	12 Months Ended	14 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	32.26%	[1],[2],[3],[4]
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(93.74%)	(92.67%)	[3]
Performance Inception Date		Oct. 19, 2023
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(93.86%)	(92.67%)	[3]
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(55.50%)	(65.36%)	[3]
T-REX 2X LONG TESLA DAILY TARGET ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	54.42%	41.25%	[2]
Performance Inception Date		Oct. 19, 2023
T-REX 2X LONG TESLA DAILY TARGET ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	54.42%	41.25%	[2]
T-REX 2X LONG TESLA DAILY TARGET ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	32.22%	31.69%	[2]
T-REX 2X INVERSE TESLA DAILY TARGET ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(88.71%)	(85.73%)	[1]
Performance Inception Date		Oct. 19, 2023
T-REX 2X INVERSE TESLA DAILY TARGET ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(88.83%)	(86.40%)	[1]
T-REX 2X INVERSE TESLA DAILY TARGET ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(52.53%)	(61.19%)	[1]
T-REX 2X LONG NVIDIA DAILY TARGET ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	382.25%	368.77%	[4]
Performance Inception Date		Oct. 19, 2023
T-REX 2X LONG NVIDIA DAILY TARGET ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	357.96%	349.06%	[4]
T-REX 2X LONG NVIDIA DAILY TARGET ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	227.67%	281.20%	[4]

[1]	The Fund commenced operations on October 19, 2023.
[2]	The Fund commenced operations on October 19, 2023.
[3]	The Fund commenced operations on October 19, 2023.
[4]	The Fund commenced operations on October 19, 2023.